Advance of Future Receipts	3 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Advance of Future Receipts
6.	ADVANCE OF FUTURE RECEIPTS

The Company has the following advances on future receipts as of March 31, 2020:

Note	Issuance Date	Maturity Date	Interest Rate	Original Borrowing	Balance at March 31, 2020	Balance at December 31, 2019

Note 1	December 24, 2019	June 30, 2020	10%	$506,000	$297,000	$503,000
Note 2	December 24, 2019	June 30, 2020	10%	506,000	297,000	503,000
Total				$1,012,000	594,000	1,006,000
Debt discount					(137,000)	(274,000)
Net					$457,000	$732,000

On December 24, 2019, the Company received two secured advances from an unaffiliated third party totaling $728,000 for the purchase of future receipts/revenues of $1,012,000. Pursuant to the terms of the agreement the unaffiliated third-party will auto withdraw an aggregate of $6,000 from the Company’s operating account each banking day. The term of the agreement extends until the advances are paid in full. The Company may pay off either note for $446,000 if paid within 30 days of funding; for $465,000 if paid between 31 and 60 days of funding; or for $484,000 if paid within 61 to 90 days of funding. These advances are secured by the Company’s tangible and intangible assets.

As of December 31, 2019, the balance outstanding was $1,006,000 and the unamortized balance of the debt discount was $274,000.

During the period ended March 31, 2020, the Company repaid $411,000 and amortized the debt discount of $137,000. As of March 31, 2020, the outstanding balance of advances amounted to $594,000 and unamortized debt discount of $137,000.